INVESTMENTS AND ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS ACQUISITION
Schedule of purchase price allocation

Inventories	$185,261
Fixed assets	89,490
Tradename	1,050,000
Goodwill	2,484,200
$3,808,951

Schedule of pro forma results of operations

	Year ended
	December 31,
	2020	2019
Total revenues	$8,074,268	$6,462,580
Net loss attributable to common stockholders	$(8,332,387)	$(17,204,805)
Net loss per common share:	$(0.16)	$(0.37)
Weighted average number of basic and diluted common shares outstanding	50,895,301	46,965,898